SEGMENT REPORTING	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

3. SEGMENT REPORTING

The Company’s principal business is described in Note 1. The Company has determined that it operates in a single operating and reportable segment. The Company’s Chief Financial Officer is designated as the chief operating decision maker (“CODM”). The CODM manages operations and reviews the financial information as a single operating segment at the entity level for the purposes of allocating resources and evaluating its financial performance.

3. SEGMENT REPORTING

The Company’s principal business is described in Note 1.  The Company has determined that it operates in a single operating and reportable segment. The Company’s Chief Financial Officer is designated as the chief operating decision maker (“CODM”). The CODM manages operations and reviews the financial information as a single operating segment at the entity level for the purposes of allocating resources and evaluating its financial performance.